Nature of Operations	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1
.
Nature of Operations
Janus International Group, Inc. (f/k/a Janus Parent, Inc.) (“Group” or “Janus” or “Company”) is a holding company. Janus International Group, LLC (“Janus Core”) is a wholly-owned subsidiary of Janus Intermediate, LLC (“Intermediate”). Intermediate is a wholly-owned subsidiary of Janus Midco, LLC (“Midco”) and Midco is a wholly-owned subsidiary of Group. These entities are all incorporated in the state of Delaware. The Group is a global manufacturer and supplier of turn-key
self-storage, commercial and industrial building solutions including: roll up and swing doors, hallway systems, relocatable storage units, and facility and door automation technologies with manufacturing operations in Georgia, Texas, Arizona, Indiana, North Carolina, United Kingdom, Australia, and Singapore.
The Group’s wholly owned subsidiary, Janus International Europe Holdings Ltd. (UK) (“JIEH”), owns 100% of the equity of Janus International Europe Ltd. (UK) (“JIE”), a company incorporated in England and Wales, and its subsidiary Steel Storage France (s.a.r.l), a company incorporated in France. JIEH owns 100% of the equity for Active Supply & Design (CDM) Ltd. (UK) (“AS&D”), a company incorporated in England and Wales and 100% of the equity of Steel Storage Australia & Steel Storage Asia (“Steel Storage”), companies incorporated in Australia and Singapore. Steel Storage Asia changed its legal entity name to Janus International (Storage Solutions) Asia Pte, Ltd. AS&D merged with JIE in 2021.
The Group’s wholly owned subsidiary, Janus Cobb Holdings, LLC (“Cobb”), owns 100% of the equity of Asta Industries, Inc. (“ASTA”), a company incorporated in Georgia, and its subsidiary Atlanta Door Corporation, a company incorporated in Georgia. Cobb also owns 100% of the equity of Nokē, Inc. (“NOKE”), a company incorporated in Delaware, and Betco, Inc. (“BETCO”), a company also incorporated in Delaware.
On January 2, 2020, JIEH purchased 100% of the outstanding shares of Steel Storage.
On January 18, 2021, the Group, through its wholly owned subsidiary Steel Storage acquired 100% of the net assets of G&M Stor-More
Pty Ltd (“G&M”).
On August 18, 2021, the Group, through its wholly owned subsidiary Janus Core, acquired 100% of the equity interests of DBCI, LLC f/k/a Dingo NewCo, LLC (“DBCI”), a company incorporated in Delaware.
On August 31, 2021, the Group, through its wholly owned subsidiary Janus Core, acquired 100% of the equity of Access Control Technologies, LLC (“ACT”), a company incorporated in North Carolina. Through this acquisition, the Group also acquired all assets and certain liabilities of Phoenix Iron Worx, LLC (“Phoenix”), a company incorporated in North Carolina.
The Group’s business is operated through two geographic regions that comprise our two reportable segments: Janus North America and Janus International. The Janus International segment is comprised of JIEH, whose production and sales are largely in Europe and Australia. The Janus North America segment is comprised of all the other entities including Janus Core together with each of its operating subsidiaries, BETCO, NOKE, ASTA, DBCI, ACT, Janus Door, LLC (“Janus Door”) and Steel Door Depot.com, LLC (“Steel Door Depot”).
As of June 7, 2021, the Company consummated the business combination (the “Business Combination”) contemplated by the Business Combination Agreement, dated as of December 21, 2020 (as amended from time to time, the “Business Combination Agreement”), by and among the Company, Juniper Industrial Holdings, Inc. (“Juniper” or “JIH”), a blank check company, JIH Merger Sub, Inc., a wholly-owned subsidiary of the Company (“JIH Merger Sub”), Jade Blocker Merger Sub 1, Inc., Jade Blocker Merger Sub 2, Inc., Jade Blocker Merger
Sub 3, Inc., Jade Blocker Merger Sub 4, Inc., Jade Blocker Merger Sub 5, Inc. (collectively referred to as the “Blocker Merger Subs”), Clearlake Capital Partners IV
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners IV (Offshore)
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V (USTE)
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V (Offshore)
(AIV-Jupiter)
Blocker, Inc. (collectively referred to as the “Blockers”), Midco, Jupiter Management Holdings, LLC, Jupiter Intermediate Holdco, LLC, J.B.I., LLC and Cascade GP, LLC, solely in its capacity as equityholder representative. Pursuant to the Business Combination Agreement, (i) JIH Merger Sub merged with and into Juniper with Juniper being the surviving corporation in the merger and a wholly-owned subsidiary of the Company, (ii) each of the Blocker Merger Subs merged with and into the corresponding Blockers with such Blocker being the surviving corporation in each such merger and a wholly-owned subsidiary of the Company, (iii) each other equityholder of Midco contributed or sold, as applicable, all of its equity interests in Midco to the Company or Juniper, as applicable, in exchange for cash, preferred units and/or shares of the common stock, as applicable, and (iv) the Company contributed all of the equity interests in Midco acquired pursuant to the foregoing transactions to Juniper, such that, as a result of the consummation of the Business Combination, Midco became an indirect wholly-owned subsidiary of Juniper.
Immediately upon the completion of the Business Combination, Juniper and Midco became wholly-owned subsidiaries of the Group. The Group’s common stock is currently traded on the New York Stock Exchange under the symbol “JBI”.
Assets held at foreign locations were approximately $64,422 and $58,439 as of April 2, 2022 and January 1, 2022, respectively. Revenues earned at foreign locations totaled approximately $17,914 and $12,560 for the three months ended April 2, 2022 and March 27, 2021, respectively.

1
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Nature of Operations
Janus International Group, Inc. (“Group” or “Janus” or “Company”) is a holding company. Janus International Group, LLC (“Janus Core”) is a wholly-owned subsidiary of Janus Intermediate, LLC (“Intermediate”). Intermediate is a wholly-owned subsidiary of Janus Midco, LLC (“Midco”) and Midco is a wholly-owned subsidiary of Group. These entities are all incorporated in the state of Delaware. The Group is a global manufacturer and supplier of turn-key
self-storage, commercial and industrial building solutions including: roll up and swing doors, hallway systems, relocatable storage units, and facility and door automation technologies with manufacturing operations in Georgia, Texas, Arizona, Indiana, North Carolina, United Kingdom, Australia, and Singapore.
The Group’s wholly owned subsidiary, Janus International Europe Holdings Ltd. (UK) (“JIE”), owns 100% of the equity of Janus International Europe Ltd. (UK), a company incorporated in England and Wales, and its subsidiary Steel Storage France (s.a.r.l), a company incorporated in France. JIE owns 100% of the equity for Active Supply & Design (CDM) Ltd. (UK) (“AS&D”), a company incorporated in England and Wales and 100% of the equity for Steel Storage Australia & Steel Storage Asia (“Steel Storage”), companies incorporated in Australia and Singapore. AS&D merged with JIE in 2021.
The Group’s wholly owned subsidiary, Janus Cobb Holdings, LLC (“Cobb”), owns 100% of the equity of Asta Industries, Inc. (“ASTA”), a company incorporated in Georgia, and its subsidiary Atlanta Door Corporation, a company incorporated in Georgia. Cobb also owns 100% of the equity of Nokē, Inc. (“NOKE”), a company incorporated in Delaware, and Betco, Inc. (“BETCO”), a company also incorporated in Delaware.
On January 2, 2020, JIE purchased 100% of the outstanding shares of Steel Storage.
On January 18, 2021, the Group, through its wholly owned subsidiary Steel Storage acquired 100% of the net assets of G&M Stor-More
Pty Ltd (“G&M”) as more fully described in Note 10 Business Combinations.
On August 18, 2021, the Group, through its wholly owned subsidiary Janus Core acquired 100% of the equity interests of DBCI, LLC f/k/a Dingo NewCo, LLC (“DBCI”), a company incorporated in Delaware as more fully described in Note 10 Business Combinations.
On August 31, 2021, the Group, through its wholly owned subsidiary Janus Core acquired 100% of the equity of Access Control Technologies, LLC (“ACT”), a company incorporated in North Carolina. Through this acquisition, the Group also acquired all assets and certain liabilities of Phoenix Iron Worx, LLC (“Phoenix”), a company incorporated in North Carolina as more fully described in Note 10 Business Combinations.
The Group’s business is operated through two geographic regions that comprise our two reportable segments: Janus North America and Janus International. The Janus International segment is comprised of JIE, whose production and sales are largely in Europe and Australia. The Janus North America segment is comprised of all the other entities including Janus Core together with each of its operating subsidiaries, BETCO, NOKE, ASTA, DBCI, ACT, Janus Door, LLC and Steel Door Depot.com, LLC.
As of June 7, 2021, Janus Parent, Inc. (“Company”) consummated the business combination (the “Business Combination”) contemplated by the Business Combination Agreement, dated as of December 21, 2020 (as amended from time to time, the “Business Combination Agreement”), by and among Janus International Group, Inc. (f/k/a Janus Parent, Inc.), Juniper Industrial Holdings, Inc. (“Juniper” or “JIH”), a blank check company, JIH Merger Sub, Inc., a wholly-owned subsidiary of the Company (“JIH Merger Sub”), Jade Blocker Merger Sub 1,
Inc., Jade Blocker Merger Sub 2, Inc., Jade Blocker Merger Sub 3, Inc., Jade Blocker Merger Sub 4, Inc., Jade Blocker Merger Sub 5, Inc. (collectively referred to as the “Blocker Merger Subs”), Clearlake Capital Partners IV
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners IV (Offshore)
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V (USTE)
(AIV-Jupiter)
Blocker, Inc., Clearlake Capital Partners V (Offshore)
(AIV-Jupiter)
Blocker, Inc. (collectively referred to as the “Blockers”), Janus Midco, LLC (“Midco”), Jupiter Management Holdings, LLC, Jupiter Intermediate Holdco, LLC, J.B.I., LLC and Cascade GP, LLC, solely in its capacity as equityholder representative. Pursuant to the Business Combination Agreement, (i) JIH Merger Sub merged with and into Juniper with Juniper being the surviving corporation in the merger and a wholly-owned subsidiary of the Company, (ii) each of the Blocker Merger Subs merged with and into the corresponding Blockers with such Blocker being the surviving corporation in each such merger and a wholly-owned subsidiary of the Company, (iii) each other equityholder of Midco contributed or sold, as applicable, all of its equity interests in Midco to the Company or Juniper, as applicable, in exchange for cash, preferred units and/or shares of the Common Stock, as applicable, and (iv) the Company contributed all of the equity interests in Midco acquired pursuant to the foregoing transactions to Juniper, such that, as a result of the consummation of the Business Combination, Midco became an indirect wholly-owned subsidiary of Juniper. Refer to Note 10 for further discussion on the Business Combination.
Immediately upon the completion of the Business Combination, Juniper and Midco became wholly-owned subsidiaries of Janus International Group, Inc. The Group’s common stock is currently traded on the New York Stock Exchange under the symbol “JBI”.
Assets held at foreign locations were approximately $58,439 and $53,424 as of January 1, 2022 and December 26, 2020 respectively. Revenues earned at foreign locations totaled approximately $68,579
,
$45,490,

and $43,543
, for the years ended January 1, 2022, December 26, 2020 and December 28, 2019, respectively.